Note 23 - Changes in Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in Goodwill [Line Items]
Goodwill, balance, period start		€ 3,876	€ 3,782
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	(4)
Goodwill related to dispositions without being classified as held for sale		(1)	0
Impairment losses	[1]	(1,035)	0
Exchange rate changes/other		42	98
Goodwill, balance, period end		2,881	3,876
Gross amount of goodwill		11,607	11,449
Accumulated impairment losses		(8,726)	(7,573)
Investment Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		3,915	3,833
Accumulated impairment losses		(3,915)	(3,833)
Corporate Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		489	471
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	(491)	0
Exchange rate changes/other		2	18
Goodwill, balance, period end		0	489
Gross amount of goodwill		603	595
Accumulated impairment losses		(603)	(106)
Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		2,843	2,768
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		38	74
Goodwill, balance, period end		2,881	2,843
Gross amount of goodwill		3,371	3,314
Accumulated impairment losses		(490)	(471)
Wealth Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		543	541
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	(4)
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	(545)	0
Exchange rate changes/other		2	5
Goodwill, balance, period end		0	543
Gross amount of goodwill		555	543
Accumulated impairment losses		(555)	0
Private Bank (excl. WM) [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		3,162	3,162
Accumulated impairment losses		(3,162)	(3,162)
Capital Release Unit [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		0	0
Accumulated impairment losses		0	0
Others [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		1	1
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		(1)	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	1
Gross amount of goodwill		0	1
Accumulated impairment losses		€ 0	€ 0

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.